Unaudited Condensed Consolidated Balance Sheets (Parentheticals)			6 Months Ended	12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Sep. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)
Ordinary shares, shares issued (in Shares)	15,300,000	13,000,000		15,300,000
Ordinary shares, shares outstanding (in Shares)	15,300,000	13,000,000	15,300,000	15,300,000
Ordinary shares, shares authorized	Unlimited	Unlimited	Unlimited	Unlimited